    Supplement dated October 19, 2010
To The Prospectus Dated October 11, 2010 For

PERSPECTIVE ADVISORS IISM

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by

Jackson National Life Insurance Company of New York® through

JNLNY Separate Account I

This supplement updates the above-referenced Prospectus.  Please read and keep it together with your prospectus for future reference.

►The table appearing in the footnote on page 204 of the Prospectus is replaced with the following:

LifeGuard Freedom Flex GMWB
Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%÷12	0.90%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.04%÷12	1.02%÷12
6% Bonus and Annual Step-Up	1.92%÷12	0.96%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.22%÷12	1.11%÷12
7% Bonus and Annual Step-Up	2.22%÷12	1.11%÷12
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%÷12	1.26%÷12
8% Bonus and Annual Step-Up	2.64%÷12	1.32%÷12
Charge Basis	GWB
Charge Frequency	Monthly

This supplement is dated October 19, 2010.

(To be used with Form NV5869 10/10)
NMV6320NY 10/10